Share-Based Payments - Impact on Net Income (Detail) (2004 Stock Plan, Amended and Restated [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 586	$ 523	$ 481
Tax benefit for share-based compensation expense	(179)	(173)	(149)
Share-based payment expense, net of tax	407	350	332
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	270	249	235
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	150	140	157
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	96	56	14
Total Shareholder Return Units (TSRU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	37	37	35
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	30	34	35
Directors' compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 3	$ 7	$ 5